UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09941

Ambassador Funds

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(Exact name of registrant as specified in charter)

500 Griswold Street, Suite 2800

Detroit, MI 48226

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(Address of principal executive offices) (Zip Code)

Brian T. Jeffries

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

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(Name and address of agent for service)

Registrant's telephone number, including area code:  313-961-3111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Ambassador Funds

Money Market Fund                                     Schedule of Portfolio Investments

(Unaudited)                                                                               September 30, 2011

Commercial Paper – 49.4%

Security Description	Principal Amount	Value ($)
Automotive – 5.7%
FCAR Owner Trust Series I, 0.40%, 02/01/12	5,000,000	4,993,167
FCAR Owner Trust Series I, 0.30%, 12/02/11	7,500,000	7,496,125
		12,489,292

Banking-Foreign-Asian – 5.5%
Korea Development Bank, 0.70%, 01/10/12	4,000,000	3,992,144
Korea Development Bank, 0.73%, 11/02/11	2,000,000	1,998,702
Korea Development Bank, 0.76%, 11/07/11	6,000,000	5,995,313
		11,986,159

Banking-Foreign-German – 5.1%
Erste Finance LLC (b), 0.18%, 10/04/11	11,000,000	10,999,835

Banking-U.S. – 7.4%
Natixis US Finance Co., 0.48%, 12/02/11	16,000,000	15,986,773

Building Products-Doors & Windows – 4.6%
AGC Capital, Inc. (b), 0.25%, 10/03/11	10,000,000	9,999,861

Distribution-Wholesale – 5.2%
Louis Dreyfus Corp., 0.77%, 10/03/11	11,200,000	11,199,521

Finance – 5.2%
Dexia Delaware LLC, 0.32%, 10/05/11	11,200,000	11,199,602

Finance-Auto – 5.5%
Toyota Motor Credit Corp., 0.36%, 02/27/12	12,000,000	11,982,120

Oil Companies-Integrated – 5.2%
ENI Finance USA, Inc. (b), 0.32%, 10/05/11	11,200,000	11,199,602

TOTAL COMMERCIAL PAPER		107,042,765
(COST $107,042,765)(a)

Ambassador Funds

Money Market Fund                                     Schedule of Portfolio Investments

(Unaudited)                                                                              September 30, 2011

Commercial Paper – Asset Backed – 50.6%

Security Description	Principal Amount	Value ($)
Banking-Foreign-Canadian – 5.7%
White Point Funding Inc., 0.37%, 10/03/11	5,026,000	5,025,897
White Point Funding Inc., 0.47%, 11/07/11	5,500,000	5,497,343
White Point Funding Inc., 0.46%, 11/30/11	2,000,000	1,998,467
		12,521,707

Banking-Foreign-French – 5.2%
Antalis US Funding Corp. (b), 0.70%, 10/03/11	11,200,000	11,199,564

Banking-Foreign-German – 17.0%
Arabella Finance LLC (b), 0.60%, 10/03/11	11,200,000	11,199,627
Compass Securitization (b), 0.65%, 10/04/11	3,663,000	3,662,801
Hannover Funding Corp. (b), 0.41%, 10/06/11	11,000,000	10,999,374
Hannover Funding Corp. (b), 0.47%, 10/14/11	1,000,000	999,830
Silver Tower US Funding (b), 0.91%, 02/13/12	10,000,000	9,965,875
		36,827,507

Banking-Foreign-Italian – 5.2%
Romulus Funding Corp. (b), 0.45%, 10/03/11	11,200,000	11,199,720

Banking-Foreign-Japan - 2.8%
Manhattan Asset Funding Co. (b), 0.24%, 10/07/11	6,099,000	6,098,756

Banking-Foreign-U.K. – 4.4%
Argento Variable Funding (b), 0.27%, 10/14/11	6,487,000	6,486,368
Grampian Funding LLC (b), 0.24%, 10/03/11	3,002,000	3,001,960
		9,488,328
Banking-Foreign-U.S. – 5.2%
Anglesea Funding LLC (b), 0.33%, 10/03/11	11,200,000	11,199,795

Insurance – 5.1%
Autobahn Funding Co. (b), 0.33%, 10/06/11	11,000,000	10,999,496

TOTAL COMMERCIAL PAPER-ASSET BACKED		109,534,873
(COST $109,534,873)(a)

Ambassador Funds

Money Market Fund                                     Schedule of Portfolio Investments

(Unaudited)                                                                              September 30, 2011

Mutual Funds – 0.0% (c)

Security Description	Principal Amount	Value ($)

Fidelity Government Fund	81	81

TOTAL MUTUAL FUNDS		81
(COST $81)(a)

TOTAL INVESTMENTS – 100.0%		216,577,719
(COST $216,577,719)(a)

OTHER ASSETS LESS LIABILITIES – (c)		(80,556)

TOTAL NET ASSETS – 100%		$216,497,163

(a)

Cost and value for federal income tax and financial reporting purposes are the same.

(b)

Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities have been deemed liquid by the investment manager based on policies approved by the Board of Trustees.

(c)

Rounds to less than 0.1%

(d)

The underlying assets of the Fund’s Asset-Backed Commercial Paper (ABCP) securities are principally financial instruments, including commercial loans, commercial and retail leasing and trade receivables.

*

Rate presented indicates the effective yield at time of purchase.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securities;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs, (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's investments at September 30, 2011, based on the inputs used to value them (in thousands):

NVESTMENTS IN SECURITIES (unaudited)

AMBASSADOR MONEY MARKET FUND	(Level 1)	(Level 2)	(Level 3)	Total
Commercial Paper	$0	$107,043	$0	$107,043
Commercial Paper-Asset Backed	$0	$109,535	$0	$109,535
Money Market Fund	$0	(a)	$0	(a)

FUND TOTAL	$0	$216,578	$0	$216,578

(a)

Rounds to less than a thousand.

The Fund's fixed income investments are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted market price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act (17CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ambassador Funds

By (Signature and Title)* /s/  Brian T. Jeffries

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Brian T. Jeffries, Principal Executive Officer

Date:  November 4, 2011

(Registrant) Ambassador Funds

By (Signature and Title)* /s/  Maria C. De Nicolo

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Maria C. De Nicolo, Principal Financial Officer

Date:  November 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Brian T. Jeffries

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Brian T. Jeffries, Principal Executive Officer

Date:  November 4, 2011

By (Signature and Title)* /s/  Maria C. De Nicolo

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Maria C. De Nicolo, Principal Financial Officer

Date:  November 4, 2011